23. Related Parties - Outstanding Balances (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Adi Hoess
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 5	€ 0
Wolfgang Fischer
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	1	0
Martin Treder
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	0	9
Leila Alland
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	0	40
Dr. Thomas Hecht
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	26	21
Mathieu Simon
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	9	0
Berndt Modig
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	9	10
Ferdinand Verdonck
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	11	11
Dr. Ulrich Grau
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	21	21
Dr. Bernhard Ehmer
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 20	€ 17